Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Summary of goodwill allocated
The following table shows only the 3 CGUs where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU/ Operating segment	September 30, 2017	September 30, 2016
AVI / Sugar, Ethanol and Energy	5,012	4,892
UMA / Sugar, Ethanol and Energy	2,622	2,564
Closing net book value of goodwill allocated to CGUs tested (Note 14)	7,634	7,456
Closing net book value of PPE items and other assets allocated to CGUs tested	719,558	689,857
Total assets allocated to 3 CGUs tested	727,192	697,313
The following table shows only the 11 CGUs (2016: 11 CGUs) where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU / Operating segment / Country	September 30, 2017	September 30, 2016
La Carolina / Crops / Argentina	35	40
La Carolina / Cattle / Argentina	12	13
El Orden/ Crops / Argentina	53	60
El Orden/ Cattle / Argentina	4	5
La Guarida / Crops / Argentina	358	405
La Guarida / Cattle / Argentina	292	330
Los Guayacanes / Crops / Argentina	452	511
Doña Marina / Rice / Argentina	1,595	1,803
Huelen / Crops / Argentina	1,787	2,020
El Colorado / Crops / Argentina	787	890
El Colorado / Cattle / Argentina	115	130
Closing net book value of goodwill allocated to CGUs tested (Note 14)	5,490	6,207
Closing net book value of PPE items and other assets allocated to CGUs tested	34,668	36,901
Total assets allocated to CGUs tested	40,158	43,108

Disclosure of key assumptions in valuation calculations
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are:

Key Assumptions	September 30, 2017	September 30, 2016
Financial projections	Covers 4 years for UMA	Covers 4 years for UMA
	Cover 7 years for AVI	Cover 7 years for AVI
Yield average growth rates	0-1%	0-1%
Future pricing increases	3% per annum	3% per annum
Future cost increases	1% per annum	3% per annum
Discount rates	7.6%	6.2%
Perpetuity growth rate	2.0%	2.0%